Note 13 - Long-term Debt (Details Textual) $ in Thousands, € in Millions			12 Months Ended
	May 17, 2018 EUR (€)	Apr. 19, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Line of Credit Facility, Remaining Borrowing Capacity			$ 777,322
Letters of Credit Outstanding, Amount			$ 15,663	$ 9,836
Long Term Debt [Member]
Debt Instrument, Interest Rate, Effective Percentage			3.90%	3.80%
Senior Unsecured Notes [Member]
Debt Instrument, Term (Year)	10 years
Debt Instrument, Face Amount | €	€ 210
Debt Instrument, Interest Rate, Stated Percentage	2.23%
Revolving Credit Facility [Member] | Syndicate of Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000
Debt Instrument, Term (Year)		5 years
Debt, Weighted Average Interest Rate			3.00%	3.40%
Line of Credit Facility, Additional Borrowing Capacity			$ 250,000
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate		1.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			0.25%
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate		3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			0.60%